N-2 - USD ($)			3 Months Ended
		Sep. 09, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 06, 2024
Cover [Abstract]
Entity Central Index Key		0001228509
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		WESTERN ASSET GLOBAL HIGH INCOME FUND INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	—%
Offering Expenses Borne by the Fund (percentage of offering price)	0.60%
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(1)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)	0.60%
(1)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.60%
Other Transaction Expenses [Percent]		0.60%
Annual Expenses [Table Text Block]

ANNUAL EXPENSES	Percentage of Net Assets Attributable to Shares of Common Stock
Management Fees (2)	1.31%
Interest Payments on Borrowed Funds (3)	3.01%
Other Expenses (4)	0.18%

TOTAL ANNUAL EXPENSES	4.50%
(2)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 48% of its net assets (the actual average amount of Borrowings during the period fiscal year ended May 31, 2024). If the Fund were to use leverage in excess of 48% of its net assets, the management fees shown would be higher.

(3)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 48% of its net assets (which equals the average level of leverage for the Fund’s fiscal year ended May 31, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.

Management Fees [Percent]	[2]	1.31%
Interest Expenses on Borrowings [Percent]	[3]	3.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.18%
Total Annual Expenses [Percent]		4.50%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in shares of Common Stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$45	$136	$228	$461

*
The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[5]	$ 45
Expense Example, Years 1 to 3	[5]	136
Expense Example, Years 1 to 5	[5]	228
Expense Example, Years 1 to 10	[5]	$ 461
Purpose of Fee Table , Note [Text Block]		The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our shares of Common Stock as a percentage of net assets attributable to shares of Common Stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 48% of its net assets (the actual average amount of Borrowings during the period fiscal year ended May 31, 2024). If the Fund were to use leverage in excess of 48% of its net assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Stock and the net asset value and the premium or discount from net asset value per share at which the shares of Common Stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	NAV per Common Share on Date of Market Price (1)		NYSE Market Price per Common Share (2)		Premium/ (Discount) on Date of Market Price (1)		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume (2)
November 30, 2021	$10.78	$10.15	$10.47	$9.74	-2.96%	-4.21%	2,648,925
February 28, 2022	$10.26	$9.43	$10.13	$8.65	-1.28%	-9.02%	3,233,972
May 31, 2022	$9.31	$8.20	$8.77	$7.34	-6.16%	-11.72%	2,676,577
August 31, 2022	$8.37	$7.69	$7.82	$7.01	-7.03%	-9.70%	3,090,343
November 30, 2022	$7.77	$7.24	$7.41	$6.34	-4.86%	-14.20%	2,783,903
February 28, 2023	$8.12	$7.61	$7.72	$6.71	-5.18%	-13.41%	3,781,126
May 31, 2023	$7.50	$7.14	$7.77	$6.65	3.47%	-7.37%	3,385,344
August 31, 2023	$7.44	$7.16	$7.72	$6.86	3.63%	-4.37%	2,822,343
November 30, 2023	$7.29	$6.81	$7.35	$6.05	0.82%	-12.56%	4,073,817
February 29, 2024	$7.47	$7.21	$7.37	$6.85	-1.36%	-5.26%	3,366,758
May 31, 2024	$7.46	$7.15	$7.15	$6.74	-4.34%	-6.08%	2,833,509
August 31, 2024	$7.23	$7.20	$7.25	$6.94	0.28%	-3.73%	4,168,746

(1)	Based on the Fund’s computations.
(2)	Source: NYSE.
On September 6, 2024, the last reported net asset value per share of Common Stock was $7.33 and the last reported sales price per Common Stock on the NYSE was $6.99.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following table sets forth the unaudited capitalization of the Fund as of May 31, 2024 and its adjusted capitalization assuming the shares of Common Stock available in the Rights offering discussed in this Prospectus Supplement had been issued.

	As of May 31, 2024

	Actual	As Adjusted 1
Par value ($0.001 par value; 100,000,000 shares authorized) (The “Actual” column reflects the 22,724,807 shares of Common Stock outstanding as of May 31, 2024; the “As Adjusted Post” column reflects 22,724,807 shares of Common stock outstanding as of September 6, 204 and assume the issuance of 7,574,935 shares of Common Stock pursuant to the Rights Offering at the estimated Subscription price of $ 6.60 )	$22,725	$30,300
Paid-in capital in excess of par value	$297,993,044	$347,690,040
Total distributable earnings (loss)	$(135,031,894)	$(135,031,894)
Total Net Assets	$162,983,875	$212,688,446
Shares Outstanding	22,724,807	30,299,742
1
As adjusted
paid-in
surplus reflects a deduction for the estimated offering expenses of the shares of Common Stock offering borne by the Fund of $290,000.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Shares of Common Stock
General Description of Registrant [Abstract]
Lowest Price or Bid	[6]		$ 6.94	$ 6.74	$ 6.85	$ 6.05	$ 6.86	$ 6.65	$ 6.71	$ 6.34	$ 7.01	$ 7.34	$ 8.65	$ 9.74
Highest Price or Bid	[6]		7.25	7.15	7.37	7.35	7.72	7.77	7.72	7.41	7.82	8.77	10.13	10.47
Lowest Price or Bid, NAV	[7]		7.2	7.15	7.21	6.81	7.16	7.14	7.61	7.24	7.69	8.2	9.43	10.15
Highest Price or Bid, NAV	[7]		$ 7.23	$ 7.46	$ 7.47	$ 7.29	$ 7.44	$ 7.5	$ 8.12	$ 7.77	$ 8.37	$ 9.31	$ 10.26	$ 10.78
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[7]		0.28%	(4.34%)	(1.36%)	0.82%	3.63%	3.47%	(5.18%)	(4.86%)	(7.03%)	(6.16%)	(1.28%)	(2.96%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[7]		(3.73%)	(6.08%)	(5.26%)	(12.56%)	(4.37%)	(7.37%)	(13.41%)	(14.20%)	(9.70%)	(11.72%)	(9.02%)	(4.21%)
Share Price															$ 6.99
NAV Per Share															$ 7.33

[1]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[2]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 48% of its net assets (the actual average amount of Borrowings during the period fiscal year ended May 31, 2024). If the Fund were to use leverage in excess of 48% of its net assets, the management fees shown would be higher.
[3]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 48% of its net assets (which equals the average level of leverage for the Fund’s fiscal year ended May 31, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
[5]	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[6]	Source: NYSE.
[7]	Based on the Fund’s computations.